IMPAIRMENT TESTING (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IMPAIRMENT TESTING
Projected cash flows calculation period	10 years
Percentage of Inflation	2.00%
Discount rate used in calculation based on a Weighted Average Cost of Capital (WACC)	6.70%	7.00%	7.50%